Intangible assets (Details 1) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Other Intangible Assets Details 1
Land use right of factory land in Shenzhen, Guangdong, PRC	$ 1,274	$ 1,326
Land use right of factory land in Xinxing, Guangdong, PRC	1,513	1,459
Total	$ 2,787	$ 2,785